STATEMENT OF CASH FLOWS - USD ($)	5 Months Ended
Jun. 30, 2021
Cash flow from operating activities:
Net loss	$ (24,200,094)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	21,166,668
Offering costs allocated to warrant liabilities	956,584
Interest earned on cash equivalents held in Trust Account	(5,400)
Changes in operating assets and liabilities:
Accounts payable	625,004
Franchise tax payable	83,288
Prepaid insurance	(972,212)
Net cash used in operating activities	(2,346,162)
Cash flows from investing activities:
Investment of cash in Trust Account	(350,000,000)
Net cash used in investing activities	(350,000,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid	343,000,000
Proceeds from sale of Private Placement Warrants	10,000,000
Proceeds from sale of Class B Common Stock to Sponsor	25,000
Payment of offering costs	(678,838)
Net cash provided by financing activities	352,346,162
Net decrease in cash	0
Cash at beginning of period
Cash at end of period
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation	$ 12,250,000